Exhibit 99.04

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-INV1
Start - End Dates:	5/2021 - 6/2021

Conditions Report 2.0

Loans in Report:	48
Loans with Conditions:	24

0 - Total Active Conditions

41 - Total Satisfied Conditions

20 - Credit Review Scope
1 - Category: DTI
6 - Category: HMDA
3 - Category: Income/Employment
5 - Category: Insurance
1 - Category: Legal Documents
1 - Category: Terms/Guidelines
3 - Category: Title
18 - Property Valuations Review Scope
15 - Category: Appraisal
3 - Category: Value
3 - Compliance Review Scope
1 - Category: RESPA
2 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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